American Century Investments®
Quarterly Portfolio Holdings
Avantis® Real Estate ETF (AVRE)
May 31, 2024

Avantis Real Estate ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Data Center REITs — 7.9%
Digital Core REIT Management Pte. Ltd.	397,900	231,130
Digital Realty Trust, Inc.	89,180	12,961,421
Equinix, Inc.	27,656	21,100,975
Keppel DC REIT(1)	467,500	624,906
		34,918,432
Diversified REITs — 7.8%
Abrdn Property Income Trust Ltd.	89,046	59,483
AEW U.K. REIT PLC	45,076	50,206
AKIS Gayrimenkul Yatirimi AS	127,510	70,028
Alarko Gayrimenkul Yatirim Ortakligi AS(2)	75,732	99,460
Alexander & Baldwin, Inc.	20,639	346,735
Argosy Property Ltd.	123,203	82,343
Asce Gayrimenkul Yatirim Ortakligi AS(2)	48,833	20,952
Balanced Commercial Property Trust Ltd.	210,716	209,942
British Land Co. PLC	333,054	1,873,230
Broadstone Net Lease, Inc.	51,168	785,429
Centuria Capital Group	240,041	277,624
Charter Hall Group	161,312	1,312,095
Charter Hall Long Wale REIT	220,597	511,760
Custodian Property Income Reit PLC	152,620	141,824
D&D Platform REIT Co. Ltd.	117	299
Daiwa House REIT Investment Corp.	776	1,228,167
ESCON Japan Reit Investment Corp.	63	48,812
Fibra Uno Administracion SA de CV	1,231,666	1,742,256
Fuzul Gayrimenkul Yatirim Ortakligi AS(2)	60,676	26,052
Gladstone Commercial Corp.	11,080	159,441
GPT Group	736,754	2,066,822
Growthpoint Properties Ltd.	45,321	26,605
H&R Real Estate Investment Trust	55,691	375,918
Hankyu Hanshin REIT, Inc.	166	140,349
Heiwa Real Estate REIT, Inc.	263	218,888
Hulic Reit, Inc.	268	246,083
Is Gayrimenkul Yatirim Ortakligi AS(2)	370,074	190,991
KDX Realty Investment Corp.	1,434	1,384,657
Kiler Gayrimenkul Yatirim Ortakligi AS(2)	265,322	46,594
Land Securities Group PLC	234,674	1,969,991
Lar Espana Real Estate Socimi SA	3,487	26,750
LondonMetric Property PLC	783,112	2,060,321
Menivim- The New REIT Ltd.	186,917	84,844
Merlin Properties Socimi SA	154,292	1,859,862
Mirvac Group	1,506,647	1,978,806
Mori Trust Reit, Inc.	871	387,823
Nomura Real Estate Master Fund, Inc.	1,579	1,483,708
NTT UD REIT Investment Corp.	479	357,050
Nurol Gayrimenkul Yatirim Ortakligi AS(2)	27,860	6,728
Ozak Gayrimenkul Yatirim Ortakligi(2)	481,217	127,708
Peker Gayrimenkul Yatirim Ortakligi AS(2)	171,446	41,079
Pera Yatirim Holding AS(2)	36,652	28,447
PRO Real Estate Investment Trust	16	60
Redefine Properties Ltd.(1)	3,585,726	689,247

Reit 1 Ltd.	97,775	367,885
SA Corporate Real Estate Ltd.	669,376	89,453
Schroder Real Estate Investment Trust Ltd.	147,771	82,120
Sekisui House Reit, Inc.	1,460	761,700
Servet Gayrimenkul Yatirim Ortakligi AS(2)	9,426	84,427
Shinhan Seobu T&D REIT Co. Ltd.	4,818	15,331
SK REITs Co. Ltd.	26,477	86,725
Star Asia Investment Corp.	1,041	390,506
Stockland	944,009	2,844,583
Stride Property Group	55,376	43,577
Tokaido REIT, Inc.	90	70,139
Tokyu REIT, Inc.	308	304,579
Torunlar Gayrimenkul Yatirim Ortakligi AS(2)	107,790	159,237
Tosei REIT Investment Corp.	40	34,555
United Urban Investment Corp.	1,176	1,048,054
WP Carey, Inc.	54,015	3,046,446
XYMAX REIT Investment Corp.	91	69,351
Ziraat Gayrimenkul Yatirim Ortakligi AS	381,968	96,791
		34,440,928
Gaming REITs — 1.9%
VICI Properties, Inc.	292,645	8,401,838
Health Care REITs — 8.0%
Aedifica SA	17,491	1,137,586
Assura PLC	845,128	448,192
CareTrust REIT, Inc.	40,580	1,037,631
Cofinimmo SA	12,257	811,767
Community Healthcare Trust, Inc.	6,533	153,264
First Real Estate Investment Trust	375,400	66,593
Health Care & Medical Investment Corp.	192	156,851
HealthCo REIT	144,665	108,693
Healthpeak Properties, Inc.	197,801	3,936,240
Impact Healthcare Reit PLC	96,349	108,817
LTC Properties, Inc.	14,870	511,528
National Health Investors, Inc.	16,908	1,117,281
Omega Healthcare Investors, Inc.	79,886	2,582,714
Parkway Life Real Estate Investment Trust	131,300	348,137
Primary Health Properties PLC	148	177
Sabra Health Care REIT, Inc.	41,822	609,765
Universal Health Realty Income Trust	350	13,153
Ventas, Inc.	106,644	5,359,927
Vital Healthcare Property Trust	104,302	123,328
Welltower, Inc.	164,940	17,099,330
		35,730,974
Hotel & Resort REITs — 2.5%
Apple Hospitality REIT, Inc.	64,059	925,012
CapitaLand Ascott Trust	978,500	649,394
CDL Hospitality Trusts	287,500	209,026
DiamondRock Hospitality Co.	46,362	392,686
Far East Hospitality Trust	373,900	174,496
Frasers Hospitality Trust	181,600	57,753
Hoshino Resorts REIT, Inc.	72	237,686
Host Hotels & Resorts, Inc.	206,308	3,701,166
Hotel Property Investments Ltd.	49,746	107,860
Ichigo Hotel REIT Investment Corp.	102	71,953
Invincible Investment Corp.	1,931	839,426
Japan Hotel REIT Investment Corp.	1,672	832,697

Marti Gayrimenkul Yatirim Ortakligi AS(2)	92,678	16,044
Nippon Hotel & Residential Investment Corp.	50	23,546
Ryman Hospitality Properties, Inc.	18,782	1,973,425
Sunstone Hotel Investors, Inc.	70,281	722,489
		10,934,659
Industrial REITs — 18.3%
Advance Logistics Investment Corp.	229	178,363
AIMS APAC REIT	256,350	242,822
Americold Realty Trust, Inc.	87,266	2,327,384
CapitaLand Ascendas REIT	1,380,100	2,674,343
Centuria Industrial REIT	225,135	476,820
CRE Logistics REIT, Inc.	194	180,156
Dexus Industria REIT	57,123	114,569
Dream Industrial Real Estate Investment Trust	49,620	446,706
EastGroup Properties, Inc.	14,062	2,322,761
Equites Property Fund Ltd.	408,781	283,732
ESR Kendall Square REIT Co. Ltd.	97,914	341,953
ESR-LOGOS REIT	1,755,627	376,883
FIBRA Macquarie Mexico	401,429	750,262
First Industrial Realty Trust, Inc.	36,638	1,726,383
Frasers Logistics & Commercial Trust	1,126,300	827,204
GLP J-Reit	1,524	1,267,178
Goodman Group	617,999	13,889,212
Goodman Property Trust	396,294	533,891
Granite Real Estate Investment Trust	9,946	491,991
Industrial & Infrastructure Fund Investment Corp.	618	493,165
Innovative Industrial Properties, Inc.	9,311	1,003,540
Japan Logistics Fund, Inc.	270	466,861
LaSalle Logiport REIT	562	528,040
LXP Industrial Trust	77,721	660,628
Mapletree Industrial Trust	817,300	1,334,903
Mapletree Logistics Trust	1,180,500	1,167,855
Mitsubishi Estate Logistics REIT Investment Corp.	156	380,153
Mitsui Fudosan Logistics Park, Inc.	174	487,946
Montea NV	6,326	576,978
Nippon Prologis REIT, Inc.	736	1,214,878
Prologis Property Mexico SA de CV	284,945	1,156,642
Prologis, Inc.	241,165	26,646,321
Rexford Industrial Realty, Inc.	66,817	3,030,819
Reysas Gayrimenkul Yatirim Ortakligi AS(2)	42,965	53,954
Sabana Industrial Real Estate Investment Trust	36,100	9,619
Segro PLC	373,125	4,381,728
SOSiLA Logistics REIT, Inc.	258	195,971
STAG Industrial, Inc.	56,400	1,977,384
Terreno Realty Corp.	25,763	1,457,671
TF Administradora Industrial S de Real de CV	339,511	764,407
Tritax Big Box REIT PLC	737,085	1,491,383
Urban Logistics REIT PLC	143,601	218,317
Warehouse Reit PLC	129,915	134,956
Warehouses De Pauw CVA	61,899	1,814,229
		81,100,961
Multi-Family Residential REITs — 9.4%
Adra Gayrimenkul Yatirim Ortakligi AS(2)	24,898	20,678
Advance Residence Investment Corp.	496	1,021,612
Altarea SCA(1)	1,946	225,986
Apartment Income REIT Corp.	31,861	1,234,614

AvalonBay Communities, Inc.	40,984	7,896,797
Boardwalk Real Estate Investment Trust	9,240	477,067
BSR Real Estate Investment Trust	7,687	88,717
Camden Property Trust	29,269	3,004,463
Canadian Apartment Properties REIT	30,493	997,827
Care Property Invest NV	13,867	209,917
Comforia Residential REIT, Inc.	243	497,344
Daiwa Securities Living Investments Corp.	723	477,819
Elme Communities	26,472	407,933
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(2)	793,506	217,804
Empiric Student Property PLC	209,927	242,816
Equity Residential	108,587	7,061,413
Essex Property Trust, Inc.	19,665	5,108,770
Home Invest Belgium SA	4,392	90,095
Independence Realty Trust, Inc.	36,201	604,557
Ingenia Communities Group	148,216	478,959
InterRent Real Estate Investment Trust	25,065	219,947
Irish Residential Properties REIT PLC	261,035	272,278
Killam Apartment Real Estate Investment Trust	23,401	296,172
Mid-America Apartment Communities, Inc.	32,121	4,294,899
Minto Apartment Real Estate Investment Trust	8,583	92,823
Nippon Accommodations Fund, Inc.	200	808,590
UDR, Inc.	93,105	3,595,715
UNITE Group PLC	140,120	1,671,326
Veris Residential, Inc.	711	10,871
		41,627,809
Office REITs — 5.4%
Alexandria Real Estate Equities, Inc.	49,341	5,871,579
Allied Properties Real Estate Investment Trust	276	3,420
alstria office REIT-AG	21,991	82,003
AREIT, Inc.	236,910	134,385
Champion REIT	463,000	96,089
Cousins Properties, Inc.	2,724	63,006
Daiwa Office Investment Corp.	388	686,847
Derwent London PLC	43,922	1,308,853
Dexus	348,230	1,579,894
Embassy Office Parks REIT	477,982	2,003,400
GDI Property Group Partnership	95,870	38,322
Gecina SA	30,007	3,238,876
Great Portland Estates PLC	95,761	423,389
Halk Gayrimenkul Yatirim Ortakligi AS	415,515	38,316
Japan Excellent, Inc.	481	368,170
Japan Prime Realty Investment Corp.	265	554,185
Japan Real Estate Investment Corp.	525	1,731,213
JR Global Reit	104,257	310,689
Keppel REIT	806,700	511,737
Mindspace Business Parks REIT	96,917	398,196
Mori Hills REIT Investment Corp.	494	411,753
NET Lease Office Properties	31	736
Nippon Building Fund, Inc.	627	2,341,505
NSI NV(1)	6,666	141,614
Orix JREIT, Inc.	1,118	1,133,673
Postal Realty Trust, Inc., Class A	5,082	67,997
Precinct Properties Group(1)	414,405	296,757
Real Commercial REIT, Inc.	392,400	33,579
Vakif Gayrimenkul Yatirim Ortakligi AS(2)	766,699	51,917

Workspace Group PLC	17,169	118,028
		24,040,128
Other Specialized REITs — 2.1%
Arena REIT	126,693	317,100
Automotive Properties Real Estate Investment Trust	4,779	35,379
Charter Hall Social Infrastructure REIT	126,239	204,262
Four Corners Property Trust, Inc.	21,296	519,836
Gaming & Leisure Properties, Inc.	77,097	3,461,655
Iron Mountain, Inc.	23,051	1,859,985
Koramco Life Infra Reit	10,293	34,850
Lamar Advertising Co., Class A	24,764	2,924,876
Rural Funds Group	117,573	156,957
		9,514,900
Retail REITs — 16.6%
AEON REIT Investment Corp.	519	439,857
Agree Realty Corp.	26,360	1,601,634
BWP Trust	215,160	536,179
CapitaLand Integrated Commercial Trust	1,930,900	2,812,475
Carmila SA	39,062	754,246
Charter Hall Retail REIT	222,467	486,372
Choice Properties Real Estate Investment Trust	54,632	509,062
Crombie Real Estate Investment Trust	16,494	152,723
CT Real Estate Investment Trust	17,096	170,088
Essential Properties Realty Trust, Inc.	47,014	1,259,035
Eurocommercial Properties NV	19,218	482,021
Federal Realty Investment Trust	24,444	2,467,622
First Capital Real Estate Investment Trust	38,495	405,865
Frasers Centrepoint Trust	347,300	558,792
Frontier Real Estate Investment Corp.	203	577,949
Fukuoka REIT Corp.	290	298,203
Getty Realty Corp.	13,516	373,177
Hamborner REIT AG	70,586	509,306
HMC Capital Ltd.	102,679	496,033
HomeCo Daily Needs REIT	604,473	489,351
Hyprop Investments Ltd.	208,620	304,419
IGB Real Estate Investment Trust	255,500	98,344
InvenTrust Properties Corp.	21,182	524,678
Japan Metropolitan Fund Invest	509	299,794
Kimco Realty Corp.	189,349	3,665,797
Kite Realty Group Trust	70,434	1,543,913
Klepierre SA	145,317	4,217,958
Lendlease Global Commercial REIT	556,854	229,185
Link REIT	910,928	3,840,849
LOTTE Reit Co. Ltd.	78,899	192,975
Mapletree Pan Asia Commercial Trust	739,100	670,472
Mercialys SA	61,344	775,236
NETSTREIT Corp.	20,024	347,416
NNN REIT, Inc.	54,352	2,270,283
Paragon REIT	493,100	312,177
Pavilion Real Estate Investment Trust	601,100	185,198
Phillips Edison & Co., Inc.	34,636	1,106,274
Primaris Real Estate Investment Trust	17,718	172,247
Realty Income Corp.	225,470	11,963,438
Regency Centers Corp.	50,658	3,110,401
Region RE Ltd.	397,791	567,068
Resilient REIT Ltd.	176,573	401,283

Retail Estates NV	4,643	329,589
RioCan Real Estate Investment Trust	56,883	721,602
Sasseur Real Estate Investment Trust	133,900	67,461
Shaftesbury Capital PLC	466,918	875,700
Simon Property Group, Inc.	91,978	13,917,191
SITE Centers Corp.	63,038	909,008
SmartCentres Real Estate Investment Trust	25,373	416,259
Starhill Global REIT	447,000	158,756
Supermarket Income Reit PLC	377,800	360,289
Tanger, Inc.	37,358	1,036,684
Vastned Retail NV	1	27
Vicinity Ltd.	1,420,197	1,856,451
Vukile Property Fund Ltd.	546,945	429,299
Waypoint REIT Ltd.	277,835	438,578
Wereldhave NV	11,176	170,726
		73,867,015
Self Storage REITs — 6.0%
Big Yellow Group PLC	70,761	1,132,439
CubeSmart	63,112	2,670,269
Extra Space Storage, Inc.	58,064	8,405,925
National Storage REIT	426,450	638,817
Public Storage	45,637	12,496,780
Safestore Holdings PLC	71,460	825,938
Shurgard Self Storage Ltd.	11,628	513,675
Stor-Age Property REIT Ltd.(1)	80,552	57,517
		26,741,360
Single-Family Residential REITs — 3.9%
American Homes 4 Rent, Class A	94,576	3,408,519
Equity LifeStyle Properties, Inc.	48,002	3,013,086
Flagship Communities REIT	715	10,653
Invitation Homes, Inc.	178,741	6,218,399
PRS REIT PLC	187,053	184,443
Sun Communities, Inc.	36,520	4,308,995
UMH Properties, Inc.	15,491	234,224
		17,378,319
Telecom Tower REITs — 10.0%
American Tower Corp.	134,781	26,382,033
Crown Castle, Inc.	120,146	12,314,965
SBA Communications Corp.	27,913	5,489,929
		44,186,927
TOTAL COMMON STOCKS (Cost $463,353,633)		442,884,250
RIGHTS — 0.0%
Office REITs — 0.0%
Great Portland Estates PLC(2) (Cost $104,183)	57,456	78,338
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	535,454	535,454
State Street Navigator Securities Lending Government Money Market Portfolio(3)	705,631	705,631
TOTAL SHORT-TERM INVESTMENTS (Cost $1,241,085)		1,241,085
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $464,698,901)		444,203,673
OTHER ASSETS AND LIABILITIES — (0.1)%		(239,404)
TOTAL NET ASSETS — 100.0%		$443,964,269

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,277,572. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,472,501, which includes securities collateral of $766,870.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Data Center REITs	$34,062,396	$856,036	—
Diversified REITs	4,338,051	30,102,877	—
Health Care REITs	32,420,833	3,310,141	—
Hotel & Resort REITs	7,714,778	3,219,881	—
Industrial REITs	41,152,891	39,948,070	—
Multi-Family Residential REITs	33,220,032	8,407,777	—
Office REITs	6,003,318	18,036,810	—
Other Specialized REITs	8,766,352	748,548	—
Retail REITs	46,096,551	27,770,464	—
Self Storage REITs	23,572,974	3,168,386	—
Single-Family Residential REITs	17,183,223	195,096	—
Other REITs	52,588,765	—	—
Rights	—	78,338	—
Short-Term Investments	1,241,085	—	—
	$308,361,249	$135,842,424	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.